Finite-Lived Intangible Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	¥ 4,089		¥ 4,042
Finite lived intangible assets accumulated impairment	(700)		(718)
Finite-lived intangible assets, accumulated amortization	(2,617)		(2,443)
Finite-lived intangible assets, net carrying value	772	$ 106	881
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	966		966
Finite lived intangible assets accumulated impairment	(238)		(238)
Finite-lived intangible assets, accumulated amortization	(445)		(386)
Finite-lived intangible assets, net carrying value	283	39	342
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,062		1,062
Finite lived intangible assets accumulated impairment	(79)		(79)
Finite-lived intangible assets, accumulated amortization	(911)		(791)
Finite-lived intangible assets, net carrying value	72	10	192
Intellectual property right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,572		1,568
Finite lived intangible assets accumulated impairment	(364)		(381)
Finite-lived intangible assets, accumulated amortization	(930)		(931)
Finite-lived intangible assets, net carrying value	278	38	256
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	489		446
Finite lived intangible assets accumulated impairment	(19)		(20)
Finite-lived intangible assets, accumulated amortization	(331)		(335)
Finite-lived intangible assets, net carrying value	¥ 139	$ 19	¥ 91